NET INCOME PER SHARE AND NET INCOME ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income	¥ 2,080,197	$ 292,990	¥ 1,194,871	¥ 1,032,984
Denominator:
Weighted average number of ordinary shares outstanding, basic	176,749,706	176,749,706	174,695,959	169,029,826
Plus incremental weighted average ordinary shares from assumed vesting of RSUs using the treasury stock method(i)	1,938,613	1,938,613	695,373	1,560,377
Weighted average number of ordinary shares outstanding, diluted	178,688,319	178,688,319	175,391,332	170,590,203
Basic net income per share | (per share)	¥ 11.7692	$ 1.6577	¥ 6.8397	¥ 6.1113
Diluted net income per share | (per share)	¥ 11.6415	$ 1.6397	¥ 6.8126	¥ 6.0554